Restricted Cash	12 Months Ended
Dec. 31, 2017
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Restricted Cash
11.	RESTRICTED CASH

As of December 31, 2017, the balance of Restricted cash amounting to R$ 106, refers mainly amounts deposited with a financial institution, in accordance with the Shareholders’ agreement of the jointly controlled Rio Minas Energia Participações—RME, as a guarantee for the settlement of the options to sell an interest in RME.